Convertible Subordinated Debt (Narrative) (Details)	12 Months Ended			1 Months Ended	12 Months Ended										0 Months Ended	1 Months Ended	12 Months Ended									1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	May 31, 2003 5.25% Convertible Subordinated Notes, Due May 2010 [Member] USD ($)	Dec. 31, 2011 5.25% Convertible Subordinated Notes, Due May 2010 [Member]	Dec. 31, 2011 5.25% Convertible Subordinated Notes, Due May 2010 [Member] EUR (€)	Dec. 31, 2010 5.25% Convertible Subordinated Notes, Due May 2010 [Member] USD ($)	Dec. 31, 2009 5.25% Convertible Subordinated Notes, Due May 2010 [Member] USD ($)	Dec. 31, 2009 5.25% Convertible Subordinated Notes, Due May 2010 [Member] EUR (€)	Dec. 31, 2008 5.25% Convertible Subordinated Notes, Due May 2010 [Member] USD ($)	Dec. 31, 2008 5.25% Convertible Subordinated Notes, Due May 2010 [Member] EUR (€)	Dec. 31, 2007 5.25% Convertible Subordinated Notes, Due May 2010 [Member] USD ($)	Dec. 31, 2007 5.25% Convertible Subordinated Notes, Due May 2010 [Member] EUR (€)	Dec. 31, 2010 5.25% Convertible Subordinated Notes, Due May 2010 [Member] EUR (€)	Feb. 16, 2011 4.25% Convertible Subordinated Notes, Due December 2011 [Member]	Dec. 31, 2004 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2011 4.25% Convertible Subordinated Notes, Due December 2011 [Member]	Dec. 31, 2011 4.25% Convertible Subordinated Notes, Due December 2011 [Member] EUR (€)	Dec. 31, 2010 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2010 4.25% Convertible Subordinated Notes, Due December 2011 [Member] EUR (€)	Dec. 31, 2009 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2009 4.25% Convertible Subordinated Notes, Due December 2011 [Member] EUR (€)	Dec. 31, 2008 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2007 4.25% Convertible Subordinated Notes, Due December 2011 [Member] USD ($)	Dec. 31, 2007 4.25% Convertible Subordinated Notes, Due December 2011 [Member] EUR (€)	Nov. 30, 2009 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)	Dec. 31, 2011 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)	Dec. 31, 2010 6.50% Convertible Unsecured Notes, Due 2014 [Member] EUR (€)	Dec. 31, 2011 Convertible Subordinated Debt [Member] EUR (€)	Dec. 31, 2011 Common Shares [Member]	Dec. 31, 2010 Common Shares [Member]	Dec. 31, 2008 Treasury Shares Previously Purchased [Member] 4.25% Convertible Subordinated Notes, Due December 2011 [Member]	Dec. 31, 2008 Newly Issued Common Shares [Member] 4.25% Convertible Subordinated Notes, Due December 2011 [Member]
Debt Conversion [Line Items]
Loss on revaluation of convertible debt	€ 4,400,000	€ 19,000,000
Accretion interest expense	4,401,000	6,010,000
Convertible subordinated notes				90,000,000		79,267,000										150,000,000		111,682,000	44,909,000	33,609,000						150,000,000	150,000,000	150,000,000
Convertible subordinated notes, interest rate				5.25%												4.25%										6.50%
Convertible subordinated notes due date					May 2010	May 2010											December 2011	December 2011									November 2014
Convertible subordinated notes, interest payable date				May 15 and November 15 of each year												June 6 and December 6 of each year										February 6, May 6, August 6 and November 6 of each year
Convertible subordinated notes, conversion rate				52.0237												48.0307										58.5851
Conversion price, per share				$ 19.22												$ 20.82										€ 17.09
Convertible, conversion price adjusted																											€ 16.85
Convertible subordinated notes, conversion terms				The notes were convertible, at the option of the holder, into shares of the Company's common stock initially at a conversion rate of 52.0237 shares of common stock for each US$ 1,000 principal amount of notes, subject to adjustment in certain circumstances.												The notes were convertible, at the option of the holder, into shares of the Company's common stock initially at a conversion rate of 48.0307 shares of common stock for each US$ 1,000 principal amount of notes, subject to adjustment in certain circumstances.										The notes are convertible into shares of the Company's common stock only, initially at a conversion rate of 58.5851 shares of common stock for each € 1,000 principal amount of notes, subject to adjustment in certain circumstances.
Percentage of redemption price equal to principal amount				100.00%											100.00%	100.00%										100.00%
Percentage of common shares that exceeds conversion price				150.00%												130.00%										130.00%
Amount of convertible subordinated notes, repurchased at nominal value								4,000,000		48,300,000		20,800,000							56,500,000		26,300,000			14,600,000
Convertible subordinated notes, repurchased on market value								5,200,000		37,700,000		29,000,000							74,600,000		33,700,000			19,400,000
Subordinated notes converted into shares							16,900,000			10,000									7,000				7,700,000
Subordinated debt converted into number of shares	2,151,020,000	878,491,000					878,154			520	520								337	337			372,426							2,151,020	878,491	102,509	269,917
(Gain) loss resulting from early extinguishment of notes	824,000	3,609,000	1,759,000						211,000		7,957,000		6,309,000							3,609,000		1,548,000			3,740,000
Conversion price adjusted for cash dividend																$ 20.71
Convertible subordinated notes, newly issued common shares	2,151,020,000	878,491,000					878,154			520	520								337	337			372,426							2,151,020	878,491	102,509	269,917
Debt issuance costs expected to be amortized in 2012																													€ 1,093,000